PROSPECTUS

                               FIRSTMARK PARTNERS
                             CONTRARIAN VALUE FUND
                         808 South 74th Plaza Suite #113
                           Omaha, Nebraska 68114-4666
                                 (402) 391-3375


                                February 10, 1999




THE FUND AND INVESTMENT OBJECTIVE
Contrarian Value Fund (the "Fund") is a non-diversified series of Firstmark Partners (the "Trust"), an open-end management investment company. The Trust was organized in Delaware as a business trust and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is only one series authorized by the Trust, which series has been designated as the Contrarian Value Fund. The Fund's primary investment objective is to seek capital appreciation by primarily investing in a core portfolio of 20-30 common stocks which the Fund's adviser believes to be undervalued in the marketplace. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income.


FUND SHARE PURCHASE
Capital shares of the Fund may be purchased directly at net asset value as next determined after receipt of order. The Board of Trustees has established $5,000 as the minimum initial purchase. Subsequent investments in the Fund must be at least $500. Lower minimums may be available to investors purchasing shares of the Fund through certain brokerage firms.


ADDITIONAL INFORMATION
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated February 10, 1999 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.



  These securities have not been approved or disapproved by the Securities and
       Exchange Commission or any State Securities Commission, not has the Securities and Exchange Commission or any State Securities Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contray is a criminal offense.

                                TABLE OF CONTENTS

          ABOUT THE FUND
                Fund Expenses                                  3
                The Fund                                       4
                Investment Objective                           4
                Risk Factors                                   4
                Security Selection Criteria                    5
                Investment Strategy and Practices              5
                Portfolio Turnover Policy                      6
                Non-Diversification Policy                     6
                Temporary Defensive Position                   6
                Repurchase Agreements                          7
                Tax Status                                     7
                Investment Restrictions                        7

          MANAGEMENT OF THE FUND
                Investment Adviser                             8
                Advisory Fee                                   9
                Fund Administration                            9
                Advisory and Administration Agreements         9
                Management of the Fund                        10
                Remuneration of Officers and Trustees         11
                Organization and Capital Structure            11

          INVESTING IN THE FUND
                Pricing of Shares                             12
                Purchase of Shares and Reinvestment           12
                Redemption of Shares                          13
                Retirement Plans                              14
                Brokerage                                     14
                Shareholders Meetings                         14
                Reports to Shareholders                       14

          OTHER FUND INFORMATION
                Custodian and Transfer Agent                  14
                Auditors                                      15
                Legal Opinion                                 15
                Litigation                                    15
                Additional Information                        15

FUND EXPENSES
Set forth below is a table containing information regarding the annual expenses which may be incurred by the Fund. The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Fund will bear directly or indirectly.

  Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                     None
             Sales Load Imposed on Reinvested Dividends          None
             Deferred Sales Loads                                None
             Redemption Fees                                     None
             Exchange Fees                                       None
             IRA Trustee Fees                                    None

  Annualized Fund Operating Expenses:
             Management Fees                                     1.25%
             12b-1 Fees                                          None
             Other Expenses*                                     0.50%

  Total Operating Expenses                                       1.75%

The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

*Fees payable under the Administration Agreement between the Fund and the Investment Adviser are fixed at 0.50% of the Fund's average daily net assets.


The following is an example that illustrates the expenses paid on a $1,000 investment over various time periods assuming (a) 5% annual rate of return and
(b) redemption at the end of each time period. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


                            1 Year   3 Years
                              $18      $55

THE FUND
Contrarian Value Fund (the "Fund") is an open-end, non-diversified portfolio of Firstmark Partners (the "Trust"). The Trust was organized on November 12, 1998 as a Delaware business trust and is authorized to issue an indefinite number of shares of beneficial interest. The Trust's registered office is 1209 Orange Street, Wilmington, Delaware 19801. Mail may be addressed to Trust's principal executive office at 808 South 74th Plaza Suite #113, Omaha, Nebraska 68114-4666.



INVESTMENT OBJECTIVE
Contrarian Value Fund's primary objective is to seek capital appreciation through investment in common stocks. The Fund seeks to accomplish this bjective by primarily investing in a core portfolio of 20-30 common stocks which the Fund's adviser believes to be undervalued in the marketplace. Under normal circumstances, the Fund pursues its objective by investing in common stocks selected primarily for their capital appreciation potential. However, the Fund may reduce its commitment to common stocks when, in the opinion of the Adviser, investment considerations warrant such action. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income. Potential investors should be aware that risks exist in all types of investments and there can be no assurance that the Fund will be successful in achieving its investment objectives.


RISK FACTORS
Generally: Risks associated with the Fund's performance will be those due to broad market declines along with business and financial risks from difficulties which occur to particular companies while in the Fund's portfolio. It therefore must be realized, as is true of almost all general common stock funds, the two most fundamental risks associated with the Fund, are poor stock selection by the Adviser, and the risk that the value of the common stocks it holds might decrease in value.

Non-Diversification: The Fund will be operated as a non-diversified investment company which means it may invest a relatively high percentage of its assets in a limited number of common stocks. As a result, the gains or losses on a single stock will have a greater impact on the Fund's Net Asset Value (NAV). Therefore, the Fund's shares may be more susceptible to adverse change in value than would be the shares of a diversified investment company. The policy of the fund, as stated above, is therefore one of selective investments rather than broad diversification. The fund is not intended to be a complete investment program on its own.


Lack of Operating History and Experience: Firstmark Partners (and its first series, the Contrarian Value Fund) is a newly organized investment company with no history of operations. None of the principals, officers, or directors of the investment adviser, Firstock Financial Services, Inc., have ever registered, operated, or supervised the operations of investment companiesin the past, and there is no assurance that there past business experiences will enable them to successfully manage the assets of the Fund in the future.


Reliance  on  Technical  Analysis:  Although the Adviser's  investment  strategy utilizes both fundamental as well as technical analysis, the Adviser places greater emphasis on the use of technical analysis than it does fundamental analysis. In the opinion of the Adviser, one of the advantages of technical analysis is that it may be possible to draw logical conclusions about the future value of a security with only limited access to fundamental facts. Yet, the Adviser also acknowledges, one of the disadvantages of technical analysis is that it may never offer more than a set of possibilities, or probabilities at best, about the future value of a security, neither of which may be correct. There can be no assurance that the Adviser will be successful in its application of its technical analysis techniques or strategies while using them in trying to achieve the funds objective.


Definitions of Fundamental and Thecnical Analysis: According to Barron's Dictionary of Finance and Investment Terms, fundamental analysis is "analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success of failure." technical analysis is defined as "research into the demand and supply for securities and commodities based on trading volume and price studies. Technical analysts use charts or computer programs to identify and project price trends in a market, security or commodity future. Most analysis is done for short- or intermediate-term, but some technicians also predict long-term cycles based on charts and other data. Unlike FUNDAMENTAL ANALYSIS, technical analysis is not concerned with the financial position of a company."

SECURITY SELECTION CRITERIA
The Fund, under normal circumstances, will primarily invest in, but is not limited to, those common stocks contained in the Standard & Poors 500 Composite Index (S&P500). The index generally tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities. This index is dynamic and changes over time. The inclusion of stocks in the index and the publication of the index itself are services of the Standard & Poors Corporation.

In selecting investments for the Fund, the Adviser will use both fundamental and technical analysis in its analysis of possible securities to be considered for purchase. Although the Adviser uses both fundamental and technical analysis in determining what stocks to buy, the decision of when to buy a stock is based soley on technical analysis. Therefore, under normal circumstances, a stock will not be considered for purchase if, in the opinion of the Adviser, the stock does not show favorable technical characteristics.



INVESTMENT STRATEGY AND PRACTICES
The Adviser pursues a flexible investment strategy in the selection of securities, not limited to any particular investment sector, industry or company size. The Adviser uses a disciplined approach to stock selection to help it attempt to identify companies whose stocks are, in the opinion of the Adviser, either undervalued or currently mispriced in the marketplace. The Adviser's assessment of a company's stock that may be out of favor may differ from the investment approach followed by other mutual funds. To some extent, during periods of above average market volatility, the Fund may buy or sell stock or other securities seeking short term capital appreciation.


Stock selections are made in part based on the Adviser's opinion regarding the future appreciation and sustainability of a company's stock price. Under normal circumstances, the portfolio will consist of between 20 and 30 stocks. Generally, it is the intent of the Fund, to have each stock position represent between four and five percent of the Fund's total net assets at the time of purchase.

The Adviser continually reviews investment alternatives and may implement portfolio changes as more attractive investment opportunities become available. If a company's stock price appreciates to a level that, in the opinion of the Adviser, appears not sustainable, the position is generally sold to realize the existing profits and avoid a potential price correction. If the Adviser identifies a new stock that it considers to be a better investment than a current holding, the Adviser will generally consider selling the current holding to add the new stock. The Adviser anticipates the Fund's portfolio generally will be fully invested in common stocks. However, the fund may reduce its commitment to common stocks when in the opinion of the Adviser, investment considerations warrant such action.

Under normal circumstances, technical analysis is the primary methodology used by the Adviser in determining when a stock should be sold. However, once a position has, in the opinion of the Adviser, appreciated substantially, the Adviser may, under normal circumatances, place a "sell stop" order, at the discretion of the Adviser, somewhere below the current market price of the stock as a way of protecting the gain already in the position. Should the value of the stock continue to appreciate, the "sell stop" may by raised accordingly at the discretion of the Adviser. Any position that has declined 10% from its original purchase price is re-examined and may be considered as a potential sale candidate.

PORTFOLIO TURNOVER POLICY
The annual rate of portfolio turnover for the Fund is unknown since the fund has no operating history and therefore no actual portfolio turnover rate presently exists. The Fund's investment adviser expects to actively trade the portfolio in pursuit of the Fund's investment objective and investments may be sold without regard to length of time the Fund has held a position when, in the opinion of the investment adviser, investment considerations warrant such action. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 150%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There are no limits on the rate of portfolio turnover. Higher portfolio turnover rates, rates in excess of 100%, and short-term trading may result in higher brokerage costs to the Fund and may result in the acceleration of net taxable capital gains to shareholders.

NON-DIVERSIFICATION POLICY
The Fund is classified as being non-diversified which means that it may not invest more than 25% of its assets in the securities of any one issuer and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. However, under normal circumstances, the Fund anticipates maintaining a portfolio, of between 20 and 30 approximately equally weighted positions. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single business, economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is therefore one of selective investments rather than broad diversification. The Fund seeks only enough diversification to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

TEMPORARY DEFENSIVE POSITION
When, in the judgement of the Adviser, market conditions a temporary defensive posture, the Fund may invest up to 100% of its assets in short-term debt securities and money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, commercial paper, certificates of deposit bank or savings and loan association interest-bearing demand accounts. The adoption of such defensive position does not constitute a change in the Fund's investment objective.

REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and commits to sell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements offer a means of generation income from excess cash the Fund might otherwise hold un invested. Repurchase agreements carry certain risks not associated with direct investments in securities. Delays in payment or losses could result if the other party to the agreement defaults or becomes bankrupt.

TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains. As a result, the Fund intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions. No more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase. Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees and will automatically be reinvested in additional Fund shares at net asset value, unless shareholder has elected to receive payment in the form of cash. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of the shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement you must certify on the Shareholder Purchase
Application supplied by the Fund, that your Social Security or Taxpayer Identification Number is correct and that you are not currently subject to back-up withholding or otherwise certify that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the "Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities.
(c)     Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.
(e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(f) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(g) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(h)     Invest in companies for the purpose of acquiring control.
(i) Purchase or retain securities of any issuer if those officers, directors or trustees of the Fund or its Investment Adviser individually owns more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(j)     Pledge, mortgage or hypothecate any of its assets.
(k) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily saleable.
(l) Invest more than 10% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(m)     Issue senior securities.

(n) Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry.

In connection with its investment objective and policies the Fund may, however, invest in the following types of securities which can involve certain risks:
U.S. Government Securities: The Fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such securities will typically include, without limitation, U.S. Treasury securities such as Treasury Bills, Treasury Notes or Treasury Bonds that differ in their interest rates, maturities and times of issuance. Bank Obligations:
The Fund may invest in bank obligations, including certificates of deposit, time deposits, banker's acceptances and other short-term obligations of banks, savings and loan associations and other banking institutions.

INVESTMENT ADVISER
The Trust retains Firstock Financial Services, Inc., located at 808 South 74th Plaza Suite #113, Omaha, Nebraska 68114-4666, as its Investment Adviser.
Firstock Financial Services, Inc. (the "Investment Adviser") is a Nebraska corporation founded in August 1986. The company is registered as an Investment Adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The corporation is controlled and wholly owned by Mark H. Baumann and Jane A. Baumann. The Investment Adviser has been actively in the business of rendering investment advisory services to businesses and individuals since 1995 and is currently providing investment advisory services to over 100 businesses and individuals.

Mark H. Baumann has the direct responsibility for the overall strategic management of the Fund's portfolio and its administration. Mr. Baumann founded Firstock Financial Service, Inc. in 1986, has served as Chairman of the Board and Chief Executive Officer since the company's inception. Mr. Baumann is a Chartered Financial Analyst (CFA), and Certified Financial Planner (CFP) licensee. He graduated from the University of Nebraska--Lincoln in 1983 where he earned a B.S. degree in Education. From January 1989 through July 1998 Mr. Baumann was also a registered representative with Robert Thomas Securities, Inc. Jane A. Baumann, a registered nurse with Nebraska Health Systems, is not actively involved in the business of the Adviser. Both Mark and Jane Baumann serve as Trustees to the Fund.

ADVISORY FEE
The Fund will be managed by Firstock Financial Services, Inc. The Investment Adviser will be paid a fee of 1.25% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Such fee is higher than the fee paid by most other funds. Notwithstanding, the Investment Adviser may at its discretion, forgo sufficient fees which would have the effect of lowering the Fund's expense ratio and increasing the yield to shareholders.

FUND ADMINISTRATION
In addition to its fee for serving as the Fund's Investment Adviser, Firstock Financial Services, Inc. will receive a fee for serving as the Fund's administrator. The fee will be paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

The Investment Adviser has retained Mutual Shareholder Services, to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist the
Investment Adviser in providing executive, administrative and regulatory services to the Fund. The Investment Adviser will pay the Transfer Agent's fees for these services.

ADVISORY AND ADMINISTRATION AGREEMENTS
On November 20, 1998 the shareholders of the Fund and the Board of Trustees unanimously approved an investment advisory contract (the "Advisory Agreement") and a separate administration contract (the "Administration Agreement") with Firstock Financial Services, Inc. The Advisory Agreement and the Administration Agreement are effective through the end of the Fund's first fiscal year. Thereafter, both agreements may be continued for successive periods not to exceed one year, provided that such continuance is specifically approved annually by (a) the Fund's Board of Trustees or (b) vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. In either event, the continuance must be approved by a majority of the Board of Trustees who are not "interested persons" of the Trust (as defined by the 1940 Act) or the Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval.

Under the Advisory Agreement, Firstock Financial Services, Inc. will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Baumann, will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Fund, the Investment Adviser is (i) required to render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

Under the Administration Agreement, the Investment Adviser will render all administrative and supervisory services to the Fund. The Adviser will oversee the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser will also arrange for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. In accordance with the Administration Agreement, the Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Fund will assume all other expenses except to the extent of those paid by the Adviser.

The Investment Adviser assumes and shall pay all ordinary expenses of the Fund. Examples of such expenses include: (a) organizational costs, (b) compensation of the Investment Adviser's personnel, (c) compensation of any of the Fund's trustees, officers or employees who are not interested persons of the Investment Adviser or its affiliates, (d) fees and expenses of registering the Fund's shares under the federal securities laws and of qualifying its shares under applicable state Blue Sky laws, including expenses attendant upon renewing such registrations and qualifications, (e) insurance premiums, (f) fidelity bonds,
(g) accounting and bookkeeping costs and expenses necessary to maintain the Fund's books and records, (h) outside auditing and ordinary legal expenses, (i) all costs associated with shareholders meetings and the preparation and dissemination of proxy solicitation materials, (j) costs of printing and distribution of the Fund's Prospectus and other shareholder information to existing shareholders, (k) charges, if any, of custodian and dividend disbursing agent's fees, (l) industry association fees, and (m) costs of independent pricing services and calculation of daily net asset value. The Adviser may, at its discretion, assume any additional expenses ordinarily assumed by the Fund when it determines that such action is in the best interest of the shareholders. Any extraordinary and non-recurring expenses shall be paid by the Fund.

The Investment Adviser may act as an investment adviser and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients besides the Fund.

The Advisory Agreement and the Administration Agreement are terminable on 60 days' written notice, without penalty, by a vote of a majority of the Fund's outstanding shares or by vote of a majority of the Fund's entire Board of Trustees, or by the Investment Adviser on 60 days' written notice, and automatically terminates in the event of its assignment.

MANAGEMENT OF THE FUND
The business of the Fund is managed under the direction of its Board of Trustees in accordance with Section 3.2 of the Declaration of Trust of Firstmark Partners, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to Section 2.6 of the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Fund's purposes. The trustees, officers, employees and agents of the Fund, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The trustees and officers together with their principal occupations during the past five years are as follows:


Name and Address          Position             Principal Occupation Past 5 Years

*Mark H. Baumann           Trustee             Chairman & CEO
                      President & Treasurer    Firstock Financial Services, Inc.
                      of the Trust             Registered Representative
                                               Robert Thomas Securities, Inc.

*Jane A. Baumann           Trustee             Registered Nurse
                      Secretary of the Trust   Nebraska Health Systems

Gary L. Teel               Trustee             Independent Sales Agent
                                               Imation Corporation

John R. Wingender, Jr., Ph.D. Trustee          Professor of Finance
                                               Creighton University

Robin R. Richardson         Trustee            Accountant, CPA
                                               Richardson & Associates P.C.

*Trustees of the Fund who are considered "interested persons" as defined in
Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

REMUNERATION OF OFFICERS AND TRUSTEES
The Fund does not compensate trustees affiliated with the Investment Adviser except as they may benefit through payment of the Advisory and Administrative fees. The Fund will reimburse those officers and trustees not affiliated with the Investment Adviser to compensate for travel expenses associated with performance of their duties.


ORGANIZATION AND CAPITAL STRUCTURE
The Trust was organized on November 12, 1998 as a Delaware business trust and is authorized to issue an unlimited number of shares of beneficial interest. At present there is only one series authorized by the Trust, which series has been designated as the Contrarian Value Fund. The Board of Trustees may authorize the creation of an additional series without shareholder approval. All shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All shares have equal voting rights and can be issued as full or fractional shares. A fractional share has pro rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.


Each shareholder has one vote for each share held irrespective of the relative net asset value of the shares. Each share has equal dividend, distribution and liquidation rights. The voting rights of the shareholders are non-cumulative, so that holders of more than 50% of the shares can elect all trustees being elected. On some issues, such as election of trustees, all shares of the Fund vote together as one series. In the event that the Trust authorizes additional series of shares as separate funds, on issues affecting only a particular fund, the shares of the affected fund will vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund.

The Board of Trustees of the Trust is responsible for managing the business and affairs of the Fund. The Board of Trustees consists of five members: Mark H. Baumann, Jane A. Baumann, Gary L. Teel, John R. Wingender Jr., and Robin R. Richardson.

As of the date of this offering, all of the outstanding voting shares of the Fund were owned by the following Trustees and other holders of beneficial interest:
          Holders of Interest            Shares            Percent of Class

          Mark H. Baumann*               10,000                100%

*Mark H. Baumann is considered a control person as defined in Section 2(a)(9) of the Investment Company Act of 1940.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that
Exchange is open (presently 4:00 p.m.); Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short-term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value as determined in good faith by the Board of Trustees.

PURCHASE OF SHARES AND REINVESTMENT
The offering price of the shares offered by the Fund is at the Net Asset Value ("NAV") per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "Pricing of Shares" in this Prospectus. The Fund reserves the right to terminate the offering of the shares made by this Prospectus at any time and to refuse purchase applications when, in the judgment of management, such termination or refusal is in the best interests of the Fund. The Fund does not intend to issue share certificates to its shareholders whereby shares of the Fund shall be considered "uncertificated securities" as defined under Rule 17f-1 of the Securities Exchange Act of 1934. The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.


Initial Investments: Initial purchase of shares of the Fund may be made by application submitted to the Contrarian Value Fund, 1301 East Ninth Street, Suite 3600, Cleveland, Ohio 44114. Checks should be made payable to "Contrarian Value Fund." For the convenience of investors, a Share Purchase Application is provided with this Prospectus. The minimum initial purchase of shares is $5,000 which is due and payable three (3) business days after the purchase date. Lower minimums may be available to investors purchasing shares of the Fund through certain brokerage firms. Investors may be charged a transaction fee if the effect purchase orders through certain brokerage firms. The Fund anticipates initially registering in California, Colorado, Florida, Iowa, Nebraska, and New York and therefore will be restricted to residents of those states at the time of purchase. There will be no solicitation out of those states of potential shareholders until registration under the Blue Sky laws of the state of residence have been met. Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction. Furthermore, the Fund reserves the right to limit the amount of investments and to refuse to sell to any person.


Subsequent Purchases: Subsequent purchases may be made by mail and are due and payable three (3) business days after the purchase date. The minimum is $500.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Full and/or fractional shares will be issued by the Fund. Fractional shares will be issued to three decimal places as purchased from the Fund. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

REDEMPTION OF SHARES
You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by a national bank or a member of the New York Stock Exchange. A notary public is not an acceptable guarantor. In some instances shareholders may also redeem shares by placing a wire redemption through a securities broker-dealer. Some broker-dealers may impose a fee on the shareholder for this service. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

The redemption price a shareholder will receive is the net asset value per share next determined after receipt by the Transfer Agent of your redemption request. Because the net asset value of the Fund's shares will fluctuate, the proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, if the Board of Trustees believes that economic conditions exist which would make such practice detrimental to the best interests of the Fund, redemption may be accomplished through distribution of portfolio securities of the Fund known as "payments in kind".

The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

RETIREMENT PLANS
Generally, shares of the Fund may be purchased directly by existing retirement plans, including IRAs, 401(k)s, Keogh Plans, or Qualified Pension and Profit Sharing Plans which allow for such investment. At this time the Fund has have made no provisions for interested and eligible individuals to establish any such plans or accounts directly with the Fund.

BROKERAGE TRANSACTIONS
The Investment Adviser may select selected broker-dealers to execute portfolio transactions for the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other broker-dealers in connection with comparable transactions. The Fund requires all broker-dealers to effect transactions in portfolio securities in such a manner as to get prompt and reliable execution of the orders at the most favorable price. The Adviser will use its best judgment in determining which broker-dealers can provide the best net price and execution. The Adviser may select broker-dealers who, in addition to meeting the primary requirements of execution and price, may also make available shares of the Fund, execute transactions for other accounts advised by the Adviser, or offer electronic interface services, provided they have the execution capability and that their commission rates are comparable to those of other broker-dealers. Other than as set forth above, the Fund has no fixed policy, formula, method, or criteria which it uses in allocating its brokerage business. The Board of Trustees will evaluate and review semiannually the reasonableness of brokerage commissions paid by the Fund.

SHAREHOLDERS MEETINGS
Annual meetings of shareholders will not be held unless called by the shareholders pursuant to Delaware Business Trust Act or unless required by the 1940 Act and the rules and regulations promulgated thereunder. Special meetings of the shareholders may be held from time to time when called upon by (i) the Chairman of the Board of Trustees, if one exists, the President and two or more trustees, (ii) by one or more shareholders holding ten percent or more of the shares entitled to vote on matters presented to the meeting, or (iii) if the annual meeting is not held within any thirteen month period, upon application of any shareholder, a court of competent jurisdiction may summarily order that such meeting be held. In addition, the 1940 Act requires a shareholder vote on all investment advisory contracts and amendments thereto. Shareholder inquiries should be directed to the Fund's transfer agent at 1301 East Ninth Street, Suite 3600, Cleveland, Ohio 44114.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing audited financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

CUSTODIAN AND TRANSFER AGENT
The Investment Adviser has retained Mutual Shareholder Services (MSS), 1301 East Ninth Street, Suite 3600, Cleveland, Ohio 44114, to provide administrative, accounting and pricing, dividend disbursing, shareholder servicing and transfer agent services. MSS maintains shareholder records, answers shareholder inquiries concerning their accounts, process purchases and redemptions of the Fund's shares. All shareholder inquiries should be directed to MSS at the above address, or you may telephone toll free (800) 446-2987.

The Custodian acts as the depository for the Fund, is responsible for safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties. The Investment Adviser has retained Fifth Third Bank, Fifth Third Center, Cincinnati, Ohio 45263 as Custodian of the Fund's assets.

AUDITORS
McCurdy & Associates CPA's, Inc., independent certified public accountants, 27955 Clemens Road, Westlake, Ohio 44145, have been selected as the auditor of the Fund. McCurdy & Associates CPA's, Inc. has no direct or indirect financial interest in the Fund or the Adviser.

LEGAL OPINION
The legality of the shares offered hereby have been passed upon by Anderson, Berkshire, Lauritsen & Brower, 8805 Indian Hills Drive, Suite 200, Omaha, Nebraska 68114.

LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholders may also direct inquiries to the Fund by phone or at the address given on cover of this Prospectus.

                             CONTRARIAN VALUE FUND


                           SHARE PURCHASE APPLICATION



Mail to                                           Minimum Investments
Contrarian Value Fund                             Initial $5,000
1301 East Ninth Street, Suite 3600                Subsequent $500
Cleveland, Ohio 44114



1)   Please complete for one of the following four types of accounts:

A)   Individual Account
First Name                  MI       Last Name            Social Security Number

B)   Joint Accounts
First Name                  MI       Last Name            Social Security Number
First Name                  MI       Last Name            Social Security Number

C)   Custodial Accounts
Custodian's First Name      MI       Custodian's Last Name
Minor's First Name          MI       Minor's Last Name    Minor's Soc Sec #

D)    All Other Accounts
Name of Account                                           Tax Identification #
____________________________________________
  (Use this second line if you need it)


2)   Biographical and other information about your new account:

        Address_______________________________________________________________

        City________________________________   State________   Zip____________

        Home Phone________________________     Bus Phone______________________

3)   Investment Information:

       Amount of Investment $____________
       Please make payable  to Contrarian Value Fund



4)   Distribution Options:

       Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested.

          Dividends:          Reinvest  [ __ ]    Pay in Cash [ __ ]
          Capital Gains:      Reinvest  [ __ ]    Pay in Cash [ __ ]


5)   Taxpayer Identification Number and Certification:  (signature required)

  Part 1.     Employer ID Number or Social Security # ________________________

  Part 2. Backup Withholding: Check if you are NOT subject to backup withholding under the provisions of Section 3406(a) (1) (C) of the Internal Revenue Code [ __ ]

  I am a U.S. Citizen      Yes  [__] No  [__]

  Certification - Under the penality of perjury, I certify that the information provided on this form is true, correct and complete.

  Signature ________________________________       Date _______________


6)   Signature and Agreement:  (signature required)


  I/we, the undersigned, have received, a printed or downloaded a copy of the current Prospectus of the Contrarian Value Fund and are purchasing Fund shares in accordance with its provisions. I/we further certify that the undersigned is of legal age and has full legal capacity to make this purchase. The purchase price shall be the net asset value next determined following receipt of the applacation by the Fund, if the application is
  accepted.   This  application  cannot  be  processed  unless  accompanied   by
  payment.


  Signature of Owner, Trustee or Custodian:    _______________________________

  Signature of Joint Owner (if joint account): _______________________________

                                BOARD OF TRUSTEES
                                 Mark H. Baumann
                                 Jane A. Baumann
                              John R. Wingender Jr.
                               Robin R. Richardson
                                  Gary L. Teel



                               INVESTMENT ADVISER
                        Firstock Financial Services, Inc.
                              808 South 74th Plaza
                                   Suite #113
                           Omaha, Nebraska, 68114-4666


                              INDEPENDENT AUDITORS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145


                                    CUSTODIAN
                                Fifth Third Bank
                               Fifth Third Center
                             Cincinnati, Ohio 45263


                                  LEGAL COUNSEL
                     Anderson, Berkshire, Lauritsen & Brower
                             8805 Indian Hills Drive
                                    Suite 200
                              Omaha, Nebraska 68114


                    TRANSFER AGENT AND DIVIDEND PAYING AGENT
                           Mutual Shareholder Services
                             1301 East Ninth Street
                                   Suite 3600
                              Cleveland, Ohio 44114


No person has been authorized to give any information or to make any representation with respect to the Fund other than those contained in this Prospectus, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

                               FIRSTMARK PARTNERS
                             CONTRARIAN VALUE FUND
                         808 South 74th Plaza Suite #113
                            Omaha, Nebraska 68114-4666
                         (402) 391-3375   (216) 687-1000



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                               February 10, 1999

This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated February 10, 1999. To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

                                TABLE OF CONTENTS

          ABOUT THE FUND
                The Fund                                       3
                Investment Objective                           3
                Risk Factors                                   3
                Security Selection Criteria                    4
                Investment Strategy and Practices              4
                Portfolio Turnover Policy                      5
                Non-Diversification Policy                     5
                Temporary Defensive Position                   5
                Repurchase Agreements                          6
                Tax Status                                     6
                Investment Restrictions                        6

          MANAGEMENT OF THE FUND
                Investment Adviser                             7
                Advisory Fee                                   8
                Fund Administration                            8
                Mutual Shareholder Services                    8
                Advisory and Administration Agreements         9
                Management of the Fund                        10
                Remuneration of Officers and Trustees         11
                Organization and Capital Structure            11

          INVESTING IN THE FUND
                Pricing of Shares                             12
                Purchase of Shares and Reinvestment           12
                Redemption of Shares                          13
                Payments in Kind                              13
                Performance Information                       14
                Retirement Plans                              15
                Brokerage                                     15
                Shareholders Meetings                         16
                Reports to Shareholders                       16

          OTHER FUND INFORMATION
                 Custodian and Transfer Agent                 16
                 Auditors                                     16
                 Legal Opinion                                17
                 Litigation                                   17
                 Miscellaneous Information                    17
                 Financial Statements                         17


          APPENDIX
                 Independent Auditor's Report                 18
                 Statements of Assets and Liabilities         19
                 Notes to Financial Statements                20

THE FUND
Contrarian Value Fund (the "Fund")is an open-end, non-diversified portfolio of Firstmark Partners (the "Trust"). The Trust was organized on November 12, 1998 as a Delaware business trust and is authorized to issue an indefinite number of shares of beneficial interest. The Trust's registered office is 1209 Orange Street, Wilmington, Delaware 19801. Mail may be addressed to Trust's principal executive office at 808 South 74th Plaza Suite #113, Omaha, Nebraska 68114-4666.



INVESTMENT OBJECTIVE
Contrarian Value Fund's primary objective is to seek capital appreciation through investment in common stocks. The Fund seeks to accomplish this objective by primarily investing in a core portfolio of 20-30 common stocks which the Fund's adviser believes to be undervalued in the marketplace. Under normal circumstances, the Fund pursues its objective by investing in common stocks selected primarily for their capital appreciation potential. However, the Fund may reduce its commitment to common stocks when, in the opinion of the Adviser, investment considerations warrant such action. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income. Potential investors should be aware that risks exist in all types of investments and there can be no assurance that the Fund will be successful in achieving its investment objectives.


RISK FACTORS
Generally: Risks associated with the Fund's performance will be those due to broad market declines along with business and financial risks from difficulties which occur to particular companies while in the Fund's portfolio. It therefore must be realized, as is true of almost all general common stock funds, the two most fundamental risks associated with the Fund, are poor stock selection by the Adviser, and the risk that the value of the common stocks it holds might decrease in value.

Non-Diversification: The Fund will be operated as a non-diversified investment company which means it may invest a relatively high percentage of its assets in a limited number of common stocks. As a result, the gains or losses on a single stock will have a greater impact on the Fund's Net Asset Value (NAV). Therefore, the Fund's shares may be more susceptible to adverse change in value than would be the shares of a diversified investment company. The policy of the fund, as stated above, is therefore one of selective investments rather than broad diversification. The fund is not intended to be a complete investment program on its own.


Lack of Operating History and Experience: Firstmark Partners (and its first series, the Contrarian Value Fund) is a newly organized investment company with no history of operations. None of the principals, officers, or directors of the investment adviser, Firstock Financial Services, Inc., have ever registered, operated, or supervised the operations of investment companies in the past, and there is no assurance that there past business experiences will enable them to successfully manage the assets of the Fund in the future.


Reliance  on  Technical  Analysis:  Although the Adviser's  investment  strategy utilizes both fundamental as well as technical analysis, the Adviser places greater emphasis on the use of technical analysis than it does fundamental analysis. In the opinion of the Adviser, one of the advantages of technical analysis is that it may be possible to draw logical conclusions about the future value of a security with only limited access to fundamental facts. Yet, the Adviser also acknowledges, one of the disadvantages of technical analysis is that it may never offer more than a set of possibilities, or probabilities at best, about the future value of a security, neither of which may be correct. There can be no assurance that the Adviser will be successful in its application of its technical analysis techniques or strategies while using them in trying to achieve the funds objective.


Definitions of Fundamental and Thecnical Analysis: According to Barron's Dictionary of Finance and Investment Terms, fundamental analysis is "analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success of failure." technical analysis is defined as "research into the demand and supply for securities and commodities based on trading volume and price studies. Technical analysts use charts or computer programs to identify and project price trends in a market, security or commodity future. Most analysis is done for short- or intermediate-term, but some technicians also predict long-term cycles based on charts and other data. Unlike FUNDAMENTAL ANALYSIS, technical analysis is not concerned with the financial position of a company."

SECURITY SELECTION CRITERIA
The Fund, under normal circumstances, will primarily invest in, but is not limited to, those common stocks contained in the Standard & Poors 500 Composite Index (S&P500). The index generally tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities. This index is dynamic and changes over time. The inclusion of stocks in the index and the publication of the index itself are services of the Standard & Poors Corporation.

In selecting investments for the Fund, the Adviser will use both fundamental and technical analysis in its analysis of possible securities to be considered for purchase. Although the Adviser uses both fundamental and technical analysis in determining what stocks to buy, the decision of when to buy a stock is based soley on technical analysis. Therefore, under normal circumstances, a stock will not be considered for purchase if, in the opinion of the Adviser, the stock does not show favorable technical characteristics.



INVESTMENT STRATEGY AND PRACTICES
The Adviser pursues a flexible investment strategy in the selection of securities, not limited to any particular investment sector, industry or company size. The Adviser uses a disciplined approach to stock selection to help it attempt to identify companies whose stocks are, in the opinion of the Adviser, either undervalued or currently mispriced in the marketplace. The Adviser's assessment of a company's stock that may be out of favor may differ from the investment approach followed by other mutual funds. To some extent, during periods of above average market volatility, the Fund may buy or sell stock or other securities seeking short term capital appreciation.


Stock selections are made in part based on the Adviser's opinion regarding the future appreciation and sustainability of a company's stock price. Under normal circumstances, the portfolio will consist of between 20 and 30 stocks. Generally, it is the intent of the Fund, to have each stock position represent between four and five percent of the Fund's total net assets at the time of purchase.

The Adviser continually reviews investment alternatives and may implement portfolio changes as more attractive investment opportunities become available. If a company's stock price appreciates to a level that, in the opinion of the Adviser, appears not sustainable, the position is generally sold to realize the existing profits and avoid a potential price correction. If the Adviser identifies a new stock that it considers to be a better investment than a current holding, the Adviser will generally consider selling the current holding to add the new stock. The Adviser anticipates the Fund's portfolio generally will be fully invested in common stocks. However, the fund may reduce its commitment to common stocks when in the opinion of the Adviser, investment considerations warrant such action.

Under normal circumstances, technical analysis is the primary methodology used by the Adviser in determining when a stock should be sold. However, once a position has, in the opinion of the Adviser, appreciated substantially, the Adviser may, under normal circumatances, place a "sell stop" order, at the discretion of the Adviser, somewhere below the current market price of the stock as a way of protecting the gain already in the position. Should the value of the stock continue to appreciate, the "sell stop" may by raised accordingly at the discretion of the Adviser. Any position that has declined 10% from its original purchase price is re-examined and may be considered as a potential sale candidate.

PORTFOLIO TURNOVER POLICY
The annual rate of portfolio turnover for the Fund is unknown since the fund has no operating history and therefore no actual portfolio turnover rate presently exists. The Fund's investment adviser expects to actively trade the portfolio in pursuit of the Fund's investment objective and investments may be sold without regard to length of time the Fund has held a position when, in the opinion of the investment adviser, investment considerations warrant such action. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 150%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There are no limits on the rate of portfolio turnover. Higher portfolio turnover rates, rates in excess of 100%, and short-term trading may result in higher brokerage costs to the Fund and may result in the acceleration of net taxable capital gains to shareholders.

NON-DIVERSIFICATION POLICY
The Fund is classified as being non-diversified which means that it may not invest more than 25% of its assets in the securities of any one issuer and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. However, under normal circumstances, the Fund anticipates maintaining a portfolio, of between 20 and 30 approximately equally weighted positions. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single business, economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is therefore one of selective investments rather than broad diversification. The Fund seeks only enough diversification to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

TEMPORARY DEFENSIVE POSITION
When, in the judgement of the Adviser, market conditions a temporary defensive posture, the Fund may invest up to 100% of its assets in short-term debt securities and money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, commercial paper, certificates of deposit bank or savings and loan association interest-bearing demand accounts. The adoption of such defensive position does not constitute a change in the Fund's investment objective.

REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and commits to sell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements offer a means of generation income from excess cash the Fund might otherwise hold un invested. Repurchase agreements carry certain risks not associated with direct investments in securities. Delays in payment or losses could result if the other party to the agreement defaults or becomes bankrupt.

TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains. As a result, the Fund intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions. No more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase. Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees and will automatically be reinvested in additional Fund shares at net asset value, unless shareholder has elected to receive payment in the form of cash. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of the shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement you must certify on the Shareholder Purchase
Application supplied by the Fund, that your Social Security or Taxpayer Identification Number is correct and that you are not currently subject to back-up withholding or otherwise certify that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the "Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities.
(c)     Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.
(e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(f) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(g) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(h)     Invest in companies for the purpose of acquiring control.
(i) Purchase or retain securities of any issuer if those officers, directors or trustees of the Fund or its Investment Adviser individually owns more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(j)     Pledge, mortgage or hypothecate any of its assets.
(k) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily saleable.
(l) Invest more than 10% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(m)     Issue senior securities.

(n) Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry.

In connection with its investment objective and policies the Fund may, however, invest in the following types of securities which can involve certain risks:
U.S. Government Securities: The Fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such securities will typically include, without limitation, U.S. Treasury securities such as Treasury Bills, Treasury Notes or Treasury Bonds that differ in their interest rates, maturities and times of issuance. Bank Obligations:
The Fund may invest in bank obligations, including certificates of deposit, time deposits, banker's acceptances and other short-term obligations of banks, savings and loan associations and other banking institutions.

INVESTMENT ADVISER
The Trust retains Firstock Financial Services, Inc., located at 808 South 74th Plaza Suite #113, Omaha, Nebraska 68114-4666, as its Investment Adviser.
Firstock Financial Services, Inc. (the "Investment Adviser") is a Nebraska corporation founded in August 1986. The company is registered as an Investment Adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The corporation is controlled and wholly owned by Mark H. Baumann and Jane A. Baumann. The Investment Adviser has been actively in the business of rendering investment advisory services to businesses and individuals since 1995 and is currently providing investment advisory services to over 100 businesses and individuals.

Mark H. Baumann has the direct responsibility for the overall strategic management of the Fund's portfolio and its administration. Mr. Baumann founded Firstock Financial Service, Inc. in 1986, has served as Chairman of the Board and Chief Executive Officer since the company's inception. Mr. Baumann is a Chartered Financial Analyst (CFA), and Certified Financial Planner (CFP) licensee. He graduated from the University of Nebraska--Lincoln in 1983 where he earned a B.S. degree in Education. From January 1989 through July 1998 Mr. Baumann was also a registered representative with Robert Thomas Securities, Inc. Jane A. Baumann, a registered nurse with Nebraska Health Systems, is not actively involved in the business of the Adviser. Both Mark and Jane Baumann serve as Trustees to the Fund.

ADVISORY FEE
The Fund will be managed by Firstock Financial Services, Inc. The Investment Adviser will be paid a fee of 1.25% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Such fee is higher than the fee paid by most other funds. Notwithstanding, the Investment Adviser may at its discretion, forgo sufficient fees which would have the effect of lowering the Fund's expense ratio and increasing the yield to shareholders.

FUND ADMINISTRATION
In addition to its fee for serving as the Fund's Investment Adviser, Firstock Financial Services, Inc. will receive a fee for serving as the Fund's administrator. The fee will be paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

The Investment Adviser has retained Mutual Shareholder Services, to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist the
Investment Adviser in providing executive, administrative and regulatory services to the Fund. The Investment Adviser will pay the Transfer Agent's fees for these services.

MUTUAL SHAREHOLDER SERVICES
Mutual Shareholder Services, (MSS), 1301 East Ninth Street, Suite 3600, Cleveland, Ohio 44114, a division of Maxus Information Systems Inc., an Ohio corporation, is retained by the Investment Adviser to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares and act as dividend and distribution disbursing agent. MSS also provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable MSS to perform its duties. For the performance of these services, the Investment Adviser will pay MSS a fee which will vary with the number of States in which the Fund elects to do business; a fee for transfer agency and shareholder services at the annual rate per shareholder account of the Fund (subject to a minimum fee); and a monthly fee for accounting and pricing services which will vary according to the Fund's average net assets during such month (subject to a minimum fee). Maxus is a wholly owned subsidiary of Resource Management, Inc., an Ohio corporation with interests primarily in the financial services industry.

ADVISORY AND ADMINISTRATION AGREEMENTS
On November 20, 1998 the shareholders of the Fund and the Board of Trustees unanimously approved an investment advisory contract (the "Advisory Agreement") and a separate administration contract (the "Administration Agreement") with Firstock Financial Services, Inc. The Advisory Agreement and the Administration Agreement are effective through the end of the Fund's first fiscal year. Thereafter, both agreements may be continued for successive periods not to exceed one year, provided that such continuance is specifically approved annually by (a) the Fund's Board of Trustees or (b) vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. In either event, the continuance must be approved by a majority of the Board of Trustees who are not "interested persons" of the Trust (as defined by the 1940 Act) or the Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval.

Under the Advisory Agreement, Firstock Financial Services, Inc. will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Baumann, will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Fund, the Investment Adviser is (i) required to render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

Under the Administration Agreement, the Investment Adviser will render all administrative and supervisory services to the Fund. The Adviser will oversee the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser will also arrange for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. In accordance with the Administration Agreement, the Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Fund will assume all other expenses except to the extent of those paid by the Adviser.

The Investment Adviser assumes and shall pay all ordinary expenses of the Fund. Examples of such expenses include: (a) organizational costs, (b) compensation of the Investment Adviser's personnel, (c) compensation of any of the Fund's trustees, officers or employees who are not interested persons of the Investment Adviser or its affiliates, (d) fees and expenses of registering the Fund's shares under the federal securities laws and of qualifying its shares under applicable state Blue Sky laws, including expenses attendant upon renewing such registrations and qualifications, (e) insurance premiums, (f) fidelity bonds,
(g) accounting and bookkeeping costs and expenses necessary to maintain the Fund's books and records, (h) outside auditing and ordinary legal expenses, (i) all costs associated with shareholders meetings and the preparation and dissemination of proxy solicitation materials, (j) costs of printing and distribution of the Fund's Prospectus and other shareholder information to existing shareholders, (k) charges, if any, of custodian and dividend disbursing agent's fees, (l) industry association fees, and (m) costs of independent pricing services and calculation of daily net asset value. The Adviser may, at its discretion, assume any additional expenses ordinarily assumed by the Fund when it determines that such action is in the best interest of the shareholders. Any extraordinary and non-recurring expenses shall be paid by the Fund.

The Investment Adviser may act as an investment adviser and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients besides the Fund.
The Advisory Agreement and the Administration Agreement are terminable on 60 days' written notice, without penalty, by a vote of a majority of the Fund's outstanding shares or by vote of a majority of the Fund's entire Board of Trustees, or by the Investment Adviser on 60 days' written notice, and automatically terminates in the event of its assignment.

MANAGEMENT OF THE FUND
The business of the Fund is managed under the direction of its Board of Trustees in accordance with Section 3.2 of the Declaration of Trust of Firstmark Partners, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to Section 2.6 of the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Fund's purposes. The trustees, officers, employees and agents of the Fund, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The trustees and officers together with their principal occupations during the past five years are as follows:

Name and Address           Position               Principal Occupation Past 5
Years

*Mark H. Baumann           Trustee                Chairman & CEO
2525 S. 48th Street        President & Treasurer  Firstock Financial Services
Omaha, NE 68106            of the Trust           Registered Representative
Age: 42                                           Robert Thomas Securities, Inc.

*Jane A. Baumann           Trustee                Registered Nurse
2525 S. 48th Street        Secretary of the Trust Nebraska Health Systems
Omaha, NE 68106
Age: 40

Gary L. Teel                Trustee               Independent Sales Agent
8305 Parker Court                                 Imation Corporation
Omaha, NE 68114
Age: 61

John R. Wingender, Jr., Ph.D.   Trustee           Professor of Finance
2121 La Platte Road                               Creighton University
Bellevue, NE 68123
Age: 48

Robin R. Richardson         Trustee               Accountant, CPA
12512 Burt Street                                 Richardson & Associates P.C.
Omaha, Nebraska 68154
Age: 50

*Trustees  of  the  Fund who are considered "interested persons" as defined in
Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser. Mark H. Baumann and Jane A. Baumann are husband and wife.

REMUNERATION OF OFFICERS AND TRUSTEES
The Fund does not compensate trustees affiliated with the Investment Adviser except as they may benefit through payment of the Advisory and Administrative fees. The Fund will reimburse those officers and trustees not affiliated with the Investment Adviser to compensate for travel expenses associated with performance of their duties.


ORGANIZATION AND CAPITAL STRUCTURE
The Trust was organized on November 12, 1998 as a Delaware business trust and is authorized to issue an unlimited number of shares of beneficial interest. At present there is only one series authorized by the Trust, which series has been designated as the Contrarian Value Fund. The Board of Trustees may authorize the creation of an additional series without shareholder approval.


All shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All shares have equal voting rights and can be issued as full or fractional shares. A fractional share has pro rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

Each shareholder has one vote for each share held irrespective of the relative net asset value of the shares. Each share has equal dividend, distribution and liquidation rights. The voting rights of the shareholders are non-cumulative, so that holders of more than 50% of the shares can elect all trustees being elected. On some issues, such as election of trustees, all shares of the Fund vote together as one series. In the event that the Trust authorizes additional series of shares as separate funds, on issues affecting only a particular fund, the shares of the affected fund will vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund.

The Board of Trustees of the Trust is responsible for managing the business and affairs of the Fund. The Board of Trustees consists of five members: Mark H. Baumann, Jane A. Baumann, Gary L. Teel, John R. Wingender Jr., and Robin R. Richardson.

As of the date of this offering, all of the outstanding voting shares of the Fund were owned by the following Trustees and other holders of beneficial interest:
          Holders of Interest                 Shares            Percent of Class

          Mark H. Baumann*                    10,000                   100%

*Mark H. Baumann is considered a control person as defined in Section 2(a)(9) of the Investment Company Act of 1940.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that
Exchange is open (presently 4:00 p.m.); Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short-term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value as determined in good faith by the Board of Trustees.

PURCHASE OF SHARES AND REINVESTMENT
The offering price of the shares offered by the Fund is at the Net Asset Value ("NAV") per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "Pricing of Shares" in this Prospectus. The Fund reserves the right to terminate the offering of the shares made by this Prospectus at any time and to refuse purchase applications when, in the judgment of management, such termination or refusal is in the best interests of the Fund. The Fund does not intend to issue share certificates to its shareholders whereby shares of the Fund shall be considered "uncertificated securities" as defined under Rule 17f-1 of the Securities Exchange Act of 1934. The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.


Initial Investments: Initial purchase of shares of the Fund may be made by application submitted to the Contrarian Value Fund, 1301 East Ninth Street, Suite 3600, Cleveland, Ohio 44114. Checks should be made payable to "Contrarian Value Fund." For the convenience of investors, a Share Purchase Application is provided with this Prospectus. The minimum initial purchase of shares is $5,000 which is due and payable three (3) business days after the purchase date. Lower minimums may be available to investors purchasing shares of the Fund through certain brokerage firms. Investors may be charged a transaction fee if the effect purchase orders through certain brokerage firms. The Fund anticipates initially registering in California, Colorado, Florida, Iowa, Nebraska, and New York and therefore will be restricted to residents of those states at the time of purchase. There will be no solicitation out of those states of potential shareholders until registration under the Blue Sky laws of the state of residence have been met. Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction. Furthermore, the Fund reserves the right to limit the amount of investments and to refuse to sell to any person.

Subsequent Purchases: Subsequent purchases may be made by mail and are due and payable three (3) business days after the purchase date. The minimum is $500.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Full and/or fractional shares will be issued by the Fund. Fractional shares will be issued to three decimal places as purchased from the Fund. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

REDEMPTION OF SHARES
You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by a national bank or a member of the New York Stock Exchange. A notary public is not an acceptable guarantor. In some instances shareholders may also redeem shares by placing a wire redemption through a securities broker-dealer. Some broker-dealers may impose a fee on the shareholder for this service. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

The redemption price a shareholder will receive is the net asset value per share next determined after receipt by the Transfer Agent of your redemption request. Because the net asset value of the Fund's shares will fluctuate, the proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, if the Board of Trustees believes that economic conditions exist which would make such practice detrimental to the best interests of the Fund, redemption may be accomplished through distribution of portfolio securities of the Fund known as "payments in kind".

The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

PAYMENTS IN KIND
Payment of the net redemption proceeds may be made either in cash or in portfolio securities (selected in the discretion of the Investment Adviser under supervision of the Board of Trustees and taken at their value used in determining the net asset value), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.

PERFORMANCE INFORMATION
The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.

For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:

P (1+T) n = ERV
Where:
  P = a hypothetical initial payment of $1,000
  T = average annual total return
  n = number of years (1, 5, or 10)
  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the Fund's existence or shorter periods dating from the commencement of Fund registration. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth herein) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

Lipper  Mutual  Fund  Performance Analysis measures  total  return  and  average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in the Small Company Growth Funds category. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange. The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market). The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies. The Value Line Composite Index is an unmanaged index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

RETIREMENT PLANS
Generally, shares of the Fund may be purchased directly by existing retirement plans, including IRAs, 401(k)s, Keogh Plans, or Qualified Pension and Profit Sharing Plans which allow for such investment. At this time the Fund has have made no provisions for interested and eligible individuals to establish any such plans or accounts directly with the Fund.

BROKERAGE TRANSACTIONS
The Investment Adviser may select selected broker-dealers to execute portfolio transactions for the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other broker-dealers in connection with comparable transactions. The Fund requires all broker-dealers to effect transactions in portfolio securities in such a manner as to get prompt and reliable execution of the orders at the most favorable price. The Adviser will use its best judgment in determining which broker-dealers can provide the best net price and execution. The Adviser may select broker-dealers who, in addition to meeting the primary requirements of execution and price, may also make available shares of the Fund, execute transactions for other accounts advised by the Adviser, or offer electronic interface services, provided they have the execution capability and that their commission rates are comparable to those of other broker-dealers. Other than as set forth above, the Fund has no fixed policy, formula, method, or criteria which it uses in allocating its brokerage business. The Board of Trustees will evaluate and review semiannually the reasonableness of brokerage commissions paid by the Fund.

SHAREHOLDERS MEETINGS
Annual meetings of shareholders will not be held unless called by the shareholders pursuant to Delaware Business Trust Act or unless required by the 1940 Act and the rules and regulations promulgated thereunder. Special meetings of the shareholders may be held from time to time when called upon by (i) the Chairman of the Board of Trustees, if one exists, the President and two or more trustees, (ii) by one or more shareholders holding ten percent or more of the shares entitled to vote on matters presented to the meeting, or (iii) if the annual meeting is not held within any thirteen month period, upon application of any shareholder, a court of competent jurisdiction may summarily order that such meeting be held. In addition, the 1940 Act requires a shareholder vote on all investment advisory contracts and amendments thereto. Shareholder inquiries should be directed to the Fund's transfer agent at 1301 East Ninth Street, Suite 3600, Cleveland, Ohio 44114.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing audited financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

CUSTODIAN AND TRANSFER AGENT
The Investment Adviser has retained Mutual Shareholder Services (MSS), 1301 East Ninth Street, Suite 3600, Cleveland, Ohio 44114, to provide administrative, accounting and pricing, dividend disbursing, shareholder servicing and transfer agent services. MSS maintains shareholder records, answers shareholder inquiries concerning their accounts, process purchases and redemptions of the Fund's shares. All shareholder inquiries should be directed to MSS at the above address, or you may telephone toll free (800) 446-2987.
The Custodian acts as the depository for the Fund, is responsible for safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties. The Investment Adviser has retained Fifth Third Bank, Fifth Third Center, Cincinnati, Ohio 45263 as Custodian of the Fund's assets.

AUDITORS
McCurdy & Associates CPA's, Inc., independent certified public accountants, 27955 Clemens Road, Westlake, Ohio 44145, have been selected as the auditor of the Fund. McCurdy & Associates CPA's, Inc. has no direct or indirect financial interest in the Fund or the Adviser.

LEGAL OPINION
The legality of the shares offered hereby have been passed upon by Anderson, Berkshire, Lauritsen & Brower, 8805 Indian Hills Drive, Suite 200, Omaha, Nebraska 68114.

LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

MISCELLANEOUS INFORMATION
This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


FINANCIAL STATEMENTS
The audited Statement of Assets and Liabilities of the Fund as of February 8, 1999 is attached as an Appendix to this Statement of Additional Information.

                                       APPENDIX



To The Shareholders and Trustees
Firstmark Partners Trust:

We have audited the accompanying statement of assets and liabilities of the Firstmark Partners Trust (comprised of the Contrarian Value Fund) as of February 8, 1999. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of February 8, 1999, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Contrarian Value Fund as of February 8, 1999, in conformity with generally accepted accounting principles.




/s/ McCurdy & Associates

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
February 8, 1999

                            FIRSTMARK PARTNERS TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 8, 1999




                                             Contrarian
                                             Value Fund

ASSETS:
  Cash in Bank                                $100,000

    Total Assets                              $100,000



LIABILITIES:                                  $      0

    Total Liabilities                         $      0


NET ASSETS                                    $100,000


NET ASSETS CONSIST OF:
  Capital Paid In                             $100,000


OUTSTANDING SHARES
  Unlimited Number of Shares
  Authorized Without Par Value                  10,000


NET ASSET VALUE PER SHARE                       $10.00

OFFERING PRICE PER SHARE                        $10.00







                          See Accountants' Audit Report

                            FIRSTMARK PARTNERS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                February 8, 1999


1.  ORGANIZATION
    Firstmark Partners Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware by a Declaration of Trust dated November 12, 1998. The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of one series of shares for the Contrarian Value Fund (the "Fund").

    The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 10,000 Shares of the Contrarian Value Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS
    As of February 8, 1999, all of the outstanding shares of the Fund were owned by Mark H. Baumann. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Mark H. Baumann is the President of the Fund.

    Firstock Financial Services, Inc., the Fund's investment adviser and administrator, is registered as an investment adviser under the Investment Advisers Act of 1940. Firstock Financial Services, Inc. is owned by Mark H. Baumann.

    As adviser, Firstock Financial Services, Inc. receives from the Fund as compensation for its services to the Fund an annual fee of 1.25% of the Fund's net assets. This fee is higher than that paid by most other investment companies. The fee is paid monthly and calculated on the average daily closing net asset value of the Fund.

    As administrator, Firstock Financial Services, Inc. receives from the Fund as compensation for its services to the Fund, an annual fee of 0.50% of the Fund's net assets. This fee is paid monthly and calculated on the average daily closing net asset value of the Fund

    The Fund pays all expenses not assumed by the Adviser, including brokerage fees and commissions and will pay the expenses of Trustees not affiliated with the Adviser. The Adviser will pay expenses of registration of the Fund and of the shares of the Fund with the Securities and Exchange Commission and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of trust existence such as the filing of reports required by state law, any

                     FIRSTMARK PARTNERS TRUST
            NOTES TO FINANCIAL STATEMENTS (CONT'D)
                        February 8, 1999


2.  RELATED PARTY TRANSACTIONS (Cont'd)
    taxes payable by the Fund, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, fees and expenses of legal counsel, and costs of printing share certificates, portfolio pricing services and shareholder meetings.

    From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing yield to investors during the time such amounts are waived or assumed. The Fund will not be required to pay the Manager for any amounts voluntarily waived or assumed, nor will the Fund be required to reimburse the Manager for any amounts waived or assumed during a prior fiscal year.

3.  CAPITAL STOCK AND DISTRIBUTION
    At  February  8,  1999, an unlimited number  of  shares  were authorized and
    paid  in  capital  amounted  to  $100,000   for   the Contrarian Value Fund.
    Transactions in capital stock were as follows:

        Shares Sold:
          Contrarian Value Fund                        10,000

        Shares Redeemed:
          Contrarian Value Fund                             0

        Net Increase:
          Contrarian Value Fund                        10,000

        Shares Outstanding:
          Contrarian Value Fund                        10,000